Financial instruments (Detail 22) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	R$ 4,821,703	R$ 5,227,654	R$ 2,176,416	R$ 1,512,604
Short-term	1,119,136	517,874
Financial assets from banking solution	1,855,796	8,805,882
Accounts receivable from card issuers	41,421,964	29,348,065
Derivative financial instruments	67,898	257,575
Adjusted Cash	49,286,497	44,157,050
Retail deposits	(11,090,985)	(8,704,809)
Accounts payable to clients	(18,154,348)	(17,807,394)
Current borrowings	(10,355,476)	(8,495,962)
Obligations to FIDC quota holders	(7,057,208)	(4,152,975)
Derivative financial liabilities	(271,037)	(291,770)
Net debt	(46,929,054)	(39,452,910)
Adjusted net cash	R$ 2,357,443	R$ 4,704,140